UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.): [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:   28-16
                    -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:      Brian E. Franc
Title:     Executive Vice President and Chief Compliance Officer
Phone:     (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc      Chicago, Illinois    8/11/10
-------------------    -------------------  ---------
    (Signature)          (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number          Name
----------------         -----------------------------
028-01190                Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             44

Form 13F Information Table Value Total:   $ 10,441,854
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                    FORM 13F INFORMATION TABLE

                                                     INSTITUTIONAL CAPITAL LLC
                                                             FORM 13F
                                                             30-Jun-10

                                                                                                             Voting Authority
                                                                                                        --------------------------
                                                         Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP   (x$1000)   PrnAmt     Prn Call Dscretn Managers Sole       Shared None
----------------------         -------------  --------- ---------- ---------- --- ---- ------- -------- ---------- ------ ---------
ACE Ltd.                       SHS            H0023R105     55,228  1,072,800 SH       Sole              1,003,450           69,350
Accenture Ltd.                 SHS CLASS A    G1151C101    213,505  5,524,050 SH       Sole              5,142,400          381,650
Aflac Inc.                     COM            001055102    247,601  5,802,701 SH       Sole              5,427,250          375,451
Aon Corp.                      COM            037389103    223,411  6,018,603 SH       Sole              5,624,253          394,350
Apache Corp.                   COM            037411105     66,733    792,650 SH       Sole                714,600           78,050
BB&T Corp.                     COM            054937107    152,566  5,798,788 SH       Sole              5,417,988          380,800
BCE Inc.                       COM NEW        05534B760    156,606  5,350,400 SH       Sole              4,667,100          683,300
BP PLC                         SPONSORED ADR  055622104     18,219    630,850 SH       Sole                500,950          129,900
Barrick Gold Corp.             COM            067901108     30,277    666,750 SH       Sole                462,200          204,550
CSX Corp.                      COM            126408103     26,059    525,060 SH       Sole                489,560           35,500
Caterpillar Inc.               COM            149123101    225,274  3,750,191 SH       Sole              3,488,191          262,000
Chevron Corp.                  COM            166764100    141,135  2,079,800 SH       Sole              1,892,100          187,700
Cisco Systems Inc.             COM            17275R102    350,899 16,466,388 SH       Sole             15,392,700        1,073,688
Coca Cola Co.                  COM            191216100    380,710  7,595,965 SH       Sole              7,133,510          462,455
ConocoPhillips                 COM            20825C104    497,294 10,130,250 SH       Sole              9,497,950          632,300
Covidien PLC                   SHS            G2554F105    216,853  5,397,035 SH       Sole              5,041,335          355,700
Credit Suisse Group            SPONSORED ADR  225401108     49,973  1,335,100 SH       Sole              1,030,100          305,000
Cummins Inc.                   COM            231021106    154,075  2,365,657 SH       Sole              2,203,557          162,100
Davita Inc.                    COM            23918K108     32,400    518,900 SH       Sole                484,900           34,000
Hewlett-Packard Co.            COM            428236103    280,124  6,472,371 SH       Sole              6,049,301          423,070
Honeywell International Inc.   COM            438516106    306,073  7,842,001 SH       Sole              7,410,501          431,500
JPMorgan Chase & Co.           COM            46625H100    246,857  6,742,895 SH       Sole              6,285,245          457,650
Johnson Controls Inc.          COM            478366107    250,810  9,334,210 SH       Sole              8,729,860          604,350
Lowe's Cos Inc.                COM            548661107    400,228 19,599,809 SH       Sole             18,340,359        1,259,450
Marathon Oil Corp.             COM            565849106    409,024 13,156,116 SH       Sole             12,323,166          832,950
Masco Corp.                    COM            574599106     50,984  4,738,250 SH       Sole              4,276,750          461,500
McDonald's Corp.               COM            580135101     28,045    425,770 SH       Sole                394,700           31,070
Merck & Co. Inc.               COM            58933Y105    512,341 14,650,872 SH       Sole             13,702,028          948,844
Molson Coors Brewing Co.       CL B           60871R209    156,482  3,694,110 SH       Sole              3,440,110          254,000
Newmont Mining Corp.           COM            651639106    428,602  6,942,055 SH       Sole              6,505,205          436,850
Occidental Petroleum Corp.     COM            674599105    322,908  4,185,461 SH       Sole              3,915,161          270,300
Owens-Illinois Inc.            COM NEW        690768403     64,222  2,428,050 SH       Sole              2,195,250          232,800
Pepsico Inc.                   COM            713448108    577,114  9,468,639 SH       Sole              8,863,594          605,045
Pfizer Inc.                    COM            717081103    417,440 29,273,507 SH       Sole             27,375,807        1,897,700
Qualcomm Incorporated          COM            747525103    287,559  8,756,379 SH       Sole              8,198,500          557,879
Robert Half International Inc. COM            770323103     22,871    971,150 SH       Sole                907,150           64,000
Sanofi-Aventis                 SPONSORED ADR  80105N105    453,306 15,080,050 SH       Sole             14,116,550          963,500
TD Ameritrade Holding Corp.    COM            87236Y108     46,314  3,027,050 SH       Sole              2,828,350          198,700
Texas Instruments Inc.         COM            882508104    338,923 14,558,538 SH       Sole             13,628,738          929,800
Textron Inc.                   COM            883203101     97,446  5,742,235 SH       Sole              5,437,235          305,000
U.S. Bancorp                   COM NEW        902973304    335,728 15,021,400 SH       Sole             14,033,750          987,650
Viacom Inc.                    CL B           92553P201    390,622 12,452,079 SH       Sole             11,643,029          809,050
Vodafone Group PLC             SPONS ADR NEW  92857W209    374,661 18,125,858 SH       Sole             16,431,158        1,694,700
Wells Fargo & Co.              COM            949746101    404,352 15,795,012 SH       Sole             14,774,512        1,020,500
REPORT SUMMARY                 44                       10,441,854